CASH FLOW ITEMS	12 Months Ended
Dec. 31, 2019
Cash Flow Statement [Abstract]
CASH FLOW ITEMS
CASH FLOW ITEMS
(a)    Adjustments for other non-cash items within operating activities

		Years ended December 31,
	Notes	2019	2018
Share-based compensation	28	$9.2	$8.4
Write-down of related party loan receivable	38	—	10.9
Write-down of assets	32	6.7	9.2
Write-down (reversal of write-down) of inventories	10	(12.3)	4.9
Effects of exchange rate fluctuation on cash and cash equivalents		(1.5)	4.7
Effect of exchange rate fluctuation on short-term investments		2.3	5.2
Effects of exchange rate fluctuation on restricted cash		0.5	0.3
Other		(1.5)	2.5
		$3.4	$46.1

(b)	Movements in non-cash working capital items and non-current ore stockpiles

	Years ended December 31,
	2019	2018
Receivables and other current assets	$12.3	$(12.1)
Inventories and non-current ore stockpiles	(22.2)	(87.8)
Accounts payable and accrued liabilities	5.4	2.3
	$(4.5)	$(97.6)

(c)Net cash used in operating activities related to closed mines

		Years ended December 31,
	Notes	2019	2018
Net loss from closed mines		$(27.4)	$(7.4)
Adjustments for:
Share of net earnings (loss) from investment in associate and incorporated joint ventures, net of income taxes	11	(0.1)	(1.0)
Finance costs at closed mines	33	1.0	1.1
Changes in estimates of asset retirement obligations at closed sites	32	21.0	7.3
Other		—	0.2
Loss on investment in Yatela	12	5.3	—
Movement in non-cash working capital at closed sites		—	0.3
Adjustments for cash items:
Disbursements related to asset retirement obligations at closed sites	16(a)	(2.1)	(2.9)
Disbursements related to Yatela closure plan		—	(0.9)
		$(2.3)	$(3.3)

(d) Other investing activities

		Years ended December 31,
	Notes	2019	2018
Disposal (acquisition) of investments		$2.8	$(8.0)
Repayment (prepayment) for other assets		2.8	(2.9)
Advances to related parties	38	(0.2)	(1.2)
Repayments from related parties	38	4.3	12.6
Other		(1.4)	—
		$8.3	$0.5

(e) Reconciliation of long-term debt arising from financing activities

	Notes	Equipment Loan	7% Senior Notes	Total
Balance, January 1, 2018		$—	$391.6	$391.6
Non-cash changes:
Amortization of deferred financing charges		—	0.8	0.8
Change in fair value of embedded derivative	22(d)	—	6.1	6.1
Balance, December 31, 2018		$—	$398.5	$398.5
Cash changes:
Proceeds from equipment loan	20(b)	23.3	—	23.3
Deferred transaction costs		(0.3)	—	(0.3)
Repayments		(2.3)	—	(2.3)
Non-cash changes:
Amortization of deferred financing charges		—	0.9	0.9
Foreign currency translation		(0.3)	—	(0.3)
Change in fair value of embedded derivative	22(d)	—	(11.3)	(11.3)
Balance, December 31, 2019		$20.4	$388.1	$408.5